UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

                                                VALUE
 LSV CONSERVATIVE CORE EQUITY    SHARES         (000)
 ------------------------------------------------------
 COMMON STOCK (99.4%)
 AEROSPACE & DEFENSE  (5.4%)
  3M                              2,700      $       240
  Boeing                          1,100              114
  General Dynamics                1,100               86
  General Electric               13,700              531
  L-3 Communications Holdings     1,200              117
  Northrop Grumman                2,400              183
  United Technologies             2,900              212
                                             -----------
                                                   1,483
                                             -----------
 AIRCRAFT  (1.7%)
  Honeywell International         5,000              288
  Lockheed Martin                 1,900              187
                                             -----------
                                                     475
                                             -----------
 APPAREL RETAIL  (0.7%)
  Gap                             4,700               81
  TJX                             4,100              114
                                             -----------
                                                     195
                                             -----------
 AUTOMOTIVE  (0.6%)
  General Motors                  2,800               91
  TRW Automotive Holdings *       2,300               75
                                             -----------
                                                     166
                                             -----------
 BANKS  (8.6%)
  Bank of America                11,800              559
  BB&T                            2,200               82
  JPMorgan Chase                 11,500              506
  National City                   3,800              112
  PNC Financial Services Group    1,900              127
  Regions Financial               4,000              120
  SunTrust Banks                  1,200               94
  UnionBanCal                     1,500               83
  US Bancorp                      6,800              204
  Wachovia                        3,600              170
  Washington Mutual               4,500              169
  Wells Fargo                     3,800              128
                                             -----------
                                                   2,354
                                             -----------
 BIOTECHNOLOGY  (0.9%)
  Amgen *                         4,700              253
                                             -----------

 BROADCASTING, NEWSPAPERS & ADVERTISING  (0.8%)
  CBS, Cl B                       6,600              209
                                             -----------

 BUILDING & CONSTRUCTION  (1.1%)
  Lennox International            3,200              123
  Masco                           6,000              163
                                             -----------
                                                     286
                                             -----------
 CHEMICALS  (2.5%)
  Dow Chemical                    6,300              274
  EI Du Pont de Nemours           3,000              140
  PPG Industries                  2,200              168
  Rohm & Haas                     1,700               96
                                             -----------
                                                     678
                                             -----------



                                                VALUE
                                 SHARES         (000)
 ------------------------------------------------------
 COMMERCIAL PRINTING  (0.3%)
  RR Donnelley & Sons             2,100      $        89
                                             -----------

 COMMERCIAL SERVICES  (0.4%)
  Electronic Data Systems         4,200              113
                                             -----------

 COMMODITY CHEMICALS  (0.4%)
  Lyondell Chemical               2,400              108
                                             -----------

 COMPUTER & ELECTRONICS RETAIL  (0.5%)
  Best Buy                        2,900              129
                                             -----------

 COMPUTERS & SERVICES  (7.2%)
  Applied Materials              10,700              236
  Computer Sciences *             2,600              145
  EMC *                           1,700               31
  Hewlett-Packard                 9,700              447
  International Business Machines 4,500              498
  Microsoft                       6,700              194
  Oracle *                        5,700              109
  Seagate Technology              6,100              143
  Symantec *                      3,900               75
  Western Digital *               4,500               96
                                             -----------
                                                   1,974
                                             -----------
 CONSUMER DISCRETIONARY  (1.1%)
  Kimberly-Clark                  1,300               88
  Procter & Gamble                3,300              204
                                             -----------
                                                     292
                                             -----------
 CONSUMER PRODUCTS  (1.3%)
  Brunswick                       2,700               75
  Hasbro                          3,200               90
  Mattel                          4,200               96
  Polaris Industries              1,700               84
                                             -----------
                                                     345
                                             -----------
 DIVERSIFIED MANUFACTURING  (0.3%)
  Teleflex                        1,100               84
                                             -----------

 DIVERSIFIED METALS & MINING  (0.4%)
  Southern Copper                 1,000              113
                                             -----------

 ELECTRICAL SERVICES  (2.6%)
  FirstEnergy                     3,000              182
  PG&E                            2,000               85
  Progress Energy                 2,400              105
  Puget Energy                    3,700               86
  SCANA                           2,300               86
  Westar Energy                   3,600               83
  Xcel Energy                     4,200               85
                                             -----------
                                                     712
                                             -----------
 ENVIRONMENTAL & FACILITIES SERVICES  (0.5%)
  Waste Management                3,300              125
                                             -----------

 FINANCIAL SERVICES  (5.5%)
  Bear Stearns                      600               73
  CIT Group                       1,900               78
  Citigroup                      14,600              680
  Countrywide Credit Industry     3,700              104

 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

                                                VALUE
 LSV CONSERVATIVE CORE EQUITY    SHARES         (000)
 ------------------------------------------------------
 FINANCIAL SERVICES (CONTINUED)
  Discover Financial Services *   1,450      $        34
  Goldman Sachs Group             1,300              245
  Lehman Brothers Holdings        1,700              105
  Morgan Stanley                  2,900              185
                                             -----------
                                                   1,504
                                             -----------
 FOOD, BEVERAGE & TOBACCO  (3.4%)
  Altria Group                    3,100              206
  Coca-Cola Enterprises           4,500              102
  ConAgra Foods                   6,500              165
  Kraft Foods, Cl A               1,100               36
  Molson Coors Brewing, Cl B      1,000               89
  Pepsi Bottling Group            3,000              100
  PepsiCo                         1,000               66
  Reynolds American               1,400               86
  Supervalu                       1,900               79
                                             -----------
                                                     929
                                             -----------
 FOREST PRODUCTS  (0.3%)
  Weyerhaeuser                    1,100               78
                                             -----------

 GAS/NATURAL GAS  (0.3%)
  AGL Resources                   2,200               83
                                             -----------

 HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES  (0.8%)
  Leggett & Platt                 3,800               79
  Whirlpool                       1,400              143
                                             -----------
                                                     222
                                             -----------
 INSURANCE  (6.4%)
  ACE                             2,700              156
  Allstate                        3,100              165
  American International Group    4,100              263
  Chubb                           3,800              191
  Cigna                           1,400               72
  Genworth Financial, Cl A        3,400              104
  Hartford Financial Services
     Group                        1,500              138
  Lincoln National                1,800              108
  MBIA                            1,600               90
  Prudential Financial            2,100              186
  Travelers                       3,400              173
  XL Capital, Cl A                1,400              109
                                             -----------
                                                   1,755
                                             -----------
 LEASING & RENTING  (0.3%)
  WW Grainger                     1,000               87
                                             -----------

 MACHINERY  (3.4%)
  Black & Decker                  1,100               95
  Caterpillar                     3,700              292
  Deere                           1,200              144
  Eaton                           1,200              117
  Ingersoll-Rand, Cl A            2,400              121
  Parker Hannifin                 1,600              158
                                             -----------
                                                     927
                                             -----------



                                                VALUE
                                 SHARES         (000)
 ------------------------------------------------------
 MORTGAGE REIT'S  (0.3%)
  Thornburg Mortgage              3,300      $        84
                                             -----------

 MOTORCYCLE MANUFACTURERS  (0.4%)
  Harley-Davidson                 2,000              115
                                             -----------

 MULTIMEDIA  (1.6%)
  Time Warner                    14,200              273
  Walt Disney                     4,500              149
                                             -----------
                                                     422
                                             -----------
 OFFICE ELECTRONICS  (0.6%)
  Xerox *                        10,100              176
                                             -----------

 OFFICE EQUIPMENT  (0.3%)
  Steelcase, Cl A                 4,500               78
                                             -----------

 OIL & GAS EQUIPMENT & SERVICES  (0.5%)
  Halliburton                     3,400              122
                                             -----------

 PAPER & PAPER PRODUCTS  (0.7%)
  International Paper             4,900              182
                                             -----------

 PAPER PACKAGING  (0.3%)
  Sonoco Products                 2,100               77
                                             -----------

 PETROLEUM & FUEL PRODUCTS  (10.4%)
  Chevron                         6,700              571
  ConocoPhillips                  5,100              412
  Exxon Mobil                    12,900            1,098
  GlobalSantaFe                   1,300               93
  Marathon Oil                    3,200              177
  Occidental Petroleum            3,400              193
  Patterson-UTI Energy            3,900               90
  Sunoco                          2,100              140
  Tesoro                          1,500               75
                                             -----------
                                                   2,849
                                             -----------
 PETROLEUM REFINING  (1.0%)
  Valero Energy                   3,900              261
                                             -----------

 PHARMACEUTICALS  (7.5%)
  Eli Lilly                       3,900              211
  Johnson & Johnson               9,400              569
  King Pharmaceuticals *          8,300              141
  Merck                           6,100              303
  Mylan Laboratories              4,800               77
  Pfizer                         23,200              546
  Watson Pharmaceuticals *        2,900               88
  Wyeth                           2,500              121
                                             -----------
                                                   2,056
                                             -----------
 PRINTING & PUBLISHING  (0.6%)
  Gannett                         1,800               90
  Lexmark International, Cl A *   1,900               75
                                             -----------
                                                     165
                                             -----------
 RAILROADS  (1.3%)
  CSX                             2,000               95
  Norfolk Southern                2,400              129
  Union Pacific                   1,000              119
                                             -----------
                                                     343
                                             -----------

 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

                                                VALUE
 LSV CONSERVATIVE CORE EQUITY    SHARES         (000)
 ------------------------------------------------------
 REINSURANCE  (0.3%)
  Everest Re Group                  900      $        88
                                             -----------

 RETAIL  (5.1%)
  Brinker International           2,900               78
  Darden Restaurants              2,700              115
  Home Depot                      6,800              253
  JC Penney                       1,600              109
  Kroger                          5,100              132
  McDonald's                      3,500              168
  Safeway                         3,500              112
  Wal-Mart Stores                 9,300              427
                                             -----------
                                                   1,394
                                             -----------
 RETAIL REIT'S  (0.3%)
  National Retail Properties      3,900               84
                                             -----------

 SECURITIES BROKERAGE/DEALERS  (1.2%)
  Merrill Lynch                   4,300              319
                                             -----------

 SEMI-CONDUCTORS/INSTRUMENTS  (3.2%)
  Amkor Technology *              7,800               97
  Analog Devices                  3,100              110
  Intel                          10,300              243
  Novellus Systems *              3,300               94
  Texas Instruments               6,000              211
  Vishay Intertechnology *        6,900              107
                                             -----------
                                                     862
                                             -----------
 SPECIALIZED REIT'S  (0.3%)
  Hospitality Properties Trust    2,100               81
                                             -----------

 STEEL & STEEL WORKS  (1.5%)
  Alcoa                           4,500              172
  Nucor                           1,500               75
  United States Steel             1,600              157
                                             -----------
                                                     404
                                             -----------
 TELEPHONES & TELECOMMUNICATIONS  (4.0%)
  AT&T                           13,000              509
  Cisco Systems *                   900               26
  Embarq                          1,400               86
  Verizon Communications         11,000              469
                                             -----------
                                                   1,090
                                             -----------
 TRUCKING  (0.3%)
  Con-way                         1,900               94
                                             -----------
 TOTAL COMMON STOCK
       (Cost $28,641)                             27,114
                                             -----------



                             FACE AMOUNT        VALUE
                                (000)           (000)
 ------------------------------------------------------
 REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley
   5.000%, dated 07/31/07, to
   be repurchased on 08/01/07,
   repurchase price $116,055
   (collateralized by a U.S.
   Treasury obligation , par
   value $95,920, 3.500%,
   01/15/11; with total
   market value of $118,360)
                                   $116      $       116
                                             -----------
 TOTAL REPURCHASE AGREEMENT
       (Cost $116)                                   116
                                             -----------
 TOTAL INVESTMENTS  (99.8%)
   (Cost $28,757)  +                         $    27,230
                                             ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $27,281(000).

*     NON-INCOME PRODUCING SECURITY.
CL    CLASS
REIT  REAL ESTATE INVESTMENT TRUST

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $28,757(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $310 (000) AND $(1,837) (000), RESPECTIVELY.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE FUND:

SECURITY VALUATION -- SECURITIES LISTED ON A SECURITIES EXCHANGE, MARKET OR AUTOMATED QUOTATION SYSTEM FOR WHICH QUOTATIONS ARE READILY AVAILABLE (EXCEPT FOR SECURITIES TRADED ON NASDAQ), INCLUDING SECURITIES TRADED OVER THE COUNTER, ARE VALUED AT THE LAST QUOTED SALE PRICE ON THE PRIMARY EXCHANGE OR MARKET (FOREIGN OR DOMESTIC) ON WHICH THEY ARE TRADED, OR, IF THERE IS NO SUCH REPORTED SALE, AT THE MOST RECENT QUOTED BID PRICE. FOR SECURITIES TRADED ON NASDAQ, THE NASDAQ OFFICIAL CLOSING PRICE WILL BE USED. IF AVAILABLE, DEBT SECURITIES ARE PRICED BASED UPON VALUATIONS PROVIDED BY INDEPENDENT, THIRD-PARTY PRICING AGENTS. SUCH VALUES GENERALLY REFLECT THE LAST REPORTED SALES PRICE IF THE SECURITY IS ACTIVELY TRADED. THE THIRD-PARTY PRICING AGENTS MAY ALSO VALUE DEBT SECURITIES AT AN EVALUATED BID PRICE BY EMPLOYING METHODOLOGIES THAT UTILIZE ACTUAL MARKET TRANSACTIONS, BROKER-SUPPLIED VALUATIONS, OR OTHER METHODOLOGIES DESIGNED TO IDENTIFY THE MARKET VALUE FOR SUCH SECURITIES. DEBT OBLIGATIONS WITH REMAINING MATURITIES OF SIXTY DAYS OR LESS MAY BE VALUED AT THEIR AMORTIZED COST, WHICH APPROXIMATES MARKET VALUE. SECURITIES FOR WHICH MARKET PRICES ARE NOT "READILY AVAILABLE" ARE VALUED IN ACCORDANCE WITH FAIR VALUE PROCEDURES ESTABLISHED BY THE FUND'S BOARD OF TRUSTEES (THE "BOARD"). THE FUND'S FAIR VALUE PROCEDURES ARE IMPLEMENTED THROUGH A FAIR VALUE COMMITTEE (THE "COMMITTEE") DESIGNATED BY THE BOARD. SOME OF THE MORE COMMON REASONS THAT MAY NECESSITATE THAT A SECURITY BE VALUED USING FAIR VALUE PROCEDURES INCLUDE: THE SECURITY'S TRADING HAS BEEN

 SCHEDULE OF INVESTMENTS

 July 31, 2007                                                       (Unaudited)

HALTED OR SUSPENDED; THE SECURITY HAS BEEN DE-LISTED FROM A NATIONAL EXCHANGE; THE SECURITY'S PRIMARY TRADING MARKET IS TEMPORARILY CLOSED AT A TIME WHEN UNDER NORMAL CONDITIONS IT WOULD BE OPEN; THE SECURITY HAS NOT BEEN TRADED FOR AN EXTENDED PERIOD OF TIME; THE SECURITY'S PRIMARY PRICING SOURCE IS NOT ABLE OR WILLING TO PROVIDE A PRICE; OR TRADING OF THE SECURITY IS SUBJECT TO LOCAL GOVERNMENT-IMPOSED RESTRICTIONS. WHEN A SECURITY IS VALUED IN ACCORDANCE WITH THE FAIR VALUE PROCEDURES, THE COMMITTEE WILL DETERMINE THE VALUE AFTER TAKING INTO CONSIDERATION RELEVANT INFORMATION REASONABLY AVAILABLE TO THE COMMITTEE.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON THE DATE THE SECURITY IS PURCHASED OR SOLD (TRADE DATE). COSTS USED IN DETERMINING REALIZED GAINS AND LOSSES ON THE SALES OF INVESTMENT SECURITIES ARE THOSE OF THE SPECIFIC SECURITIES SOLD. DIVIDEND INCOME IS RECORDED ON THE EX-DATE.

REPURCHASE AGREEMENTS -- IN CONNECTION WITH TRANSACTIONS INVOLVING REPURCHASE AGREEMENTS, A THIRD PARTY CUSTODIAN BANK TAKES POSSESSION OF THE UNDERLYING SECURITIES ("COLLATERAL"), THE VALUE OF WHICH EXCEEDS THE PRINCIPAL AMOUNT OF THE REPURCHASE TRANSACTION, INCLUDING ACCRUED INTEREST. IN THE EVENT OF DEFAULT ON THE OBLIGATION TO REPURCHASE, THE FUND HAS THE RIGHT TO LIQUIDATE THE COLLATERAL AND APPLY THE PROCEEDS IN SATISFACTION OF THE OBLIGATION. IN THE EVENT OF DEFAULT OR BANKRUPTCY BY THE COUNTERPARTY TO THE AGREEMENT, REALIZATION AND/OR RETENTION OF THE COLLATERAL OR PROCEEDS MAY BE SUBJECT TO LEGAL PROCEEDINGS.



                                       LSV-QH-003-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.